SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Stock Options Outstanding, beginning balance	53,314,424	18,702,500
Weighted-Average Exercise Price, Outstanding, beginning balance	$ 0.20	$ 0.20
Number of Stock Options, Issued	38,623,816	34,611,924
Number of Stock Options, Expired or cancelled	(10,865,385)
Number of stock options outstanding, ending balance	81,072,855	53,314,424
Weighted-average exercise price, outstanding, ending balance	$ 0.18	$ 0.20
Minimum [Member]
Weighted-Average Exercise Price, Issued	0.15	0.13
Weighted-average exercise price, expired or cancelled	0.13
Maximum [Member]
Weighted-Average Exercise Price, Issued	0.20	$ 0.20
Weighted-average exercise price, expired or cancelled	$ 0.20